Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of loss before tax and provision for income tax benefit

Loss before tax (after impairment of an equity in loss of equity method investees) and the provision for income tax benefit consists of the following components (in thousands):

	2021	2020	2019
Loss before tax, after impairment of and equity in loss of equity method investees
United States	$(256,851)	$(82,999)	$(88,688)
PRC/Hong Kong/Singapore/Malaysia	(11,660)	(31,890)	(7,724)
	$(268,511)	$(114,889)	$(96,412)
Deferred tax expense (benefit) of net operating loss
United States - Federal	$—	$—	$—
United States - State	—	—	—
PRC/Hong Kong/Singapore/Malaysia	(371)	(241)	(176)
	(371)	(241)	(176)
Deferred tax (benefit) of a decrease in the beginning of the year
Valuation allowance as a result of a change in circumstances	—	—	—
United States - Federal	(8,873)	—	—
United States - State	(1,261)	—	—
PRC/Hong Kong/Singapore/Malaysia	—	—	—
	(10,134)	—	—
Deferred tax expense (benefit) other than the above two categories
United States - Federal	(89)	—	—
United States - State	(1,359)	—	(514)
PRC/Hong Kong/Singapore/Malaysia	(58)	(3,067)	—
Total deferred income tax (expense) benefit	(1,506)	(3,067)	(514)

Current tax expense (benefit) other than benefit of net operating loss
United States - Federal	—	—	—
United States - State	225	—	—
PRC/Hong Kong/Singapore/Malaysia	—	—	1,107
Total current income tax (expense) benefit	225	—	1,107

Total income tax expense (benefit)	$(11,786)	$(3,308)	$417

Schedule of reconciliation of expected income tax

A reconciliation of the expected income tax derived by the application of the U.S. CIT rate to the Company’s loss before income tax benefit is as follows:

	2021	2020	2019
U. S. statutory income tax rate	21.0%	21.0%	21.0%
Non-deductible expenses:
Non-deductible stock awards	(0.6)	(0.6)	(1.9)
Non-deductible impairment or disposal of goodwill	(10.5)	(3.7)	—
Non-deductible acquisition costs	(0.7)	—	—
Non-deductible officers’ compensation	(0.6)	—	—
Non-deductible interest expenses	(0.2)	(2.0)	(1.2)
Additional tax cost basis on disposal of subsidiary	0.4	—	—
Expiration of and disposal of subsidiary NOL carryovers	(0.5)	—	—
Change in state tax rates due to change in state apportionment	1.1	1.3	—
Increase in valuation allowance	(10.3)	(15.7)	(16.4)
Tax rate differential(state and foreign)	5.0	1.3	(0.5)
Non-taxable gain Non-deductible (loss) on contingent consideration	0.9	1.1	(1.1)
Others	(0.6)	0.2	(0.3)
Effective income tax rate	4.4%	2.9%	(0.4)%

Schedule of components of deferred tax assets and liabilities

Deferred income taxes are recognized for future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and income tax purposes using enacted rates expected to be in effect when such amounts are realized or settled. Significant components of the Company’s deferred tax assets and liabilities at December 31, 2021 and 2020 are as follows (in thousands):

	December 31,	December 31,
	2021	2020
U.S. NOL	$46,693	$23,585
Foreign NOL	6,554	5,967
U.S. capital loss carryover	873	4,371
U. S. Section 1231 carryover	2,360
Accrued payroll and expense	1,012	—
Nonqualified options	2,999	1,927
Convertible notes	—	827
Inventory reserve	563	—
Bad debt allowance	281	281
Impaired assets	10,728	7,996
Other	126
Equity investment loss and others	5,081	3,596

Total deferred tax assets	77,270	48,550
Less: valuation allowance	(74,972)	(46,732)
Property and equipment	(357)	(81)
Intangible assets	(5,954)	(6,782)
Outside basis in domestic subsidiary and other	(1,060)	—
Total deferred tax liabilities	(7,371)	(6,863)
Net deferred tax assets (liabilities)	$(5,073)	$(5,045)

Changes in the valuation allowance

The following table reflects the changes in the valuation allowance (in thousands):

Valuation allowance - January 1, 2019	$15,468
Increase - year ended December 31, 2019	14,807
Valuation allowance - December 31, 2019	30,275
Increase - year ended December 31, 2020	16,457
Valuation allowance - December 31, 2020	46,732
Increase - year ended December 31, 2021	28,240
Valuation allowance - December 31, 2021	$74,972

Changes in the gross unrecognized tax positions

The following table reflects changes in the gross unrecognized tax positions (in thousands):

Unrecognized tax benefits at beginning of year - January 1, 2019	$—
Gross changes - year ended December 31, 2019	—
Unrecognized tax benefits at end of year - December 31, 2019	—
Gross changes - year ended December 31, 2020	—
Unrecognized tax benefits at end of year - December 31, 2020	—
Gross increases - current year tax positions	256
Unrecognized tax benefits at end of year - December 31, 2020	$256